Financial debt - Financial debt (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial debt
Bank borrowings	€ 27,206	€ 29,689	€ 9,984
Derivatives	10,265	9,876
Accrued interest payable on loans	3,719	316	6
Lease liabilities	6,565	4,510	130
Royalty certificates liabilities	6,327	0	0
Total debt	€ 54,082	€ 44,390	€ 10,119	€ 10,055